SHARE CAPITAL (Narrative) (Details)																1 Months Ended	12 Months Ended
	Jun. 02, 2026 CAD ($) Year $ / shares shares	May 07, 2026 Share Year $ / shares	Jan. 30, 2026 Share Year $ / shares	Jan. 28, 2026 CAD ($) shares	Jan. 23, 2026 Share	Dec. 05, 2025 Share Year $ / shares	Oct. 30, 2025 CAD ($) Year $ / shares shares	Oct. 22, 2025 CAD ($) Share Year $ / shares shares	Sep. 08, 2025 Share Year $ / shares	Mar. 14, 2025 Share Year $ / shares	Feb. 21, 2025 CAD ($) $ / shares shares	Feb. 12, 2025 CAD ($) shares	Dec. 30, 2024 CAD ($) $ / shares shares	Sep. 24, 2024 CAD ($) $ / shares shares	Aug. 16, 2024 CAD ($) $ / shares shares	Aug. 31, 2026 Share	Jul. 31, 2026 CAD ($) Share $ / shares shares	Jul. 31, 2025 CAD ($) Share $ / shares shares
Disclosure of classes of share capital [line items]
Property acquisition																	$ 265,000	$ 87,000
Number of other equity instruments exercised | Share																15,000
Equity incentive plan, maximum percentage of outstanding shares																	20.00%
Maximum percentage of difference between stock option exercise price and stock price																	25.00%
Options exercised																	$ 147,900
Number of common shares held in escrow | shares																		1,329,750
Share issue related cost																	$ 1,300,301	$ 96,966
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares							4,000,000	800,000					4,200,000	906,346	3,750,000
Units issued, price per unit | $ / shares							$ 2.5	$ 2					$ 0.6	$ 0.43	$ 0.267
Proceeds from units issued							$ 10,000,000	$ 1,600,000					$ 2,520,000	$ 392,750	$ 1,000,000
Exercise price of warrants issued | $ / shares							$ 3	$ 2.5					$ 0.75	$ 0.67	$ 0.4
Number of shares issued | shares											1,530,612
Issue price per share | $ / shares											$ 0.98
Proceeds from issuing shares											$ 1,500,000
Payments to qualified finders							$ 255,500				$ 90,000
Number of finder's warrants granted | shares							102,200
Exercise price | $ / shares							$ 3
Expected life | Year							2
Expected volatility							113.21%
Risk-free interest rate							2.42%
Fair value							$ 196,296
Share issue related cost							$ 7,013
Lac Le Moyne Property Agreement [Member]
Disclosure of classes of share capital [line items]
Property acquisition (shares) | shares				100,000								100,000
Property acquisition				$ 265,000								$ 87,000
Brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares	7,895,000
Units issued, price per unit | $ / shares	$ 1.9
Proceeds from units issued	$ 15,000,500
Exercise price of warrants issued | $ / shares	$ 2.6
Payment of placement agent fees	$ 750,006
Number of placement agent warrants granted | shares	394,740
Exercise price of placement agent warrants granted | $ / shares	$ 1.9
Exercise price | $ / shares	$ 1.9
Expected life | Year	2
Expected volatility	93.00%
Risk-free interest rate	2.80%
Non-cash share issuance cost	$ 292,108
Share issue related cost	$ 287,782
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised | Share																	30,990,280	3,956,250
Proceeds from exercise of warrants																	$ 4,381,144	$ 1,582,500
Number of other equity instruments granted | Share																	13,191,940	8,856,346
Weighted average share price | $ / shares																	$ 2.17
Stock options [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share		1,250,000	200,000			75,000		50,000	1,760,000	5,000,000
Exercise price of stock options granted | $ / shares		$ 2.18	$ 2.75			$ 2.5		$ 3.82	$ 1.97	$ 0.85
Exercisable term of options granted			2 years			4 years		2 years	5 years	5 years
Description of vesting requirements			The options vested immediately.			The options vest in six months from the date of grant.		The options vested upon the Company's successful listing on the EuroNext exchange.	The options vest as to 33% on the date that is four months from the grant date, 33% on the date that is eight months from the grant date and 34% on the date that is twelve months from the grant date.	The options vest as to 33% on the date that is four months from the grant date, 33% on the date that is eight months from the grant date and 34% on the date that is twelve months from the grant date.
Number of stock options exercised | Share																	174,000
Proceeds from exercise of options																	$ 147,900
Expected life | Year		3.8	2			4		2	5	5
Expected volatility		119.00%	105.00%			144.00%		105.00%	168.00%	184.00%
Risk-free interest rate		3.08%	2.56%			3.01%		2.38%	2.77%	2.72%
Stock-based compensation expense																	$ 5,622,044	$ 2,591,294
Weighted average share price | $ / shares																	$ 2.67	$ 0
Stock options [Member] | Grant one [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share		750,000
Exercisable term of options granted		five years
Description of vesting requirements		vest as to 33% four months from the date of grant, 33% eight months from the date of grant, and 34% twelve months from the date of grant
Stock options [Member] | Grant two [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | Share		500,000
Exercisable term of options granted		two years
Description of vesting requirements		vest in full on October 7, 2026
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted | Share		350,000			750,000	25,000		50,000	1,660,000
Description of vesting requirements		vest as to one quarter every four months from the grant date.			vest as to 50% in one year and 50% in two years from the grant date.	vest six months from the grant date		vested upon the successful listing by the Company on EuroNext	vest as to one quarter every four months from the grant date. On January 8, 2026, the vesting dates of these RSUs was amended to 25% on May 8, 2026, 25% on September 8, 2026, 25% on January 8, 2027, and 25% on May 8, 2027. The Company adjusted stock-based compensation accordingly for this amendment. On May 8, 2026, the vesting dates of these RSUs was further amended to 25% on September 8, 2026, 25% on January 8, 2027, 25% on May 8, 2027, and 25% on September 8, 2027.
RSUs vested (shares) | shares																	50,000
Proceeds from restricted share units vested																	$ 0
Stock-based compensation expense																	3,545,202
Reserves [Member]
Disclosure of classes of share capital [line items]
Options exercised																	(133,808)
Share issue related cost																	$ (488,404)